LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS - Policyholder Account Balance And Liability For Unpaid Claims And Claims Adjustment Expense (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	$ 16,603	$ 18,178
Future policyholder benefits total
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	14,644	16,396
Subtotal
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	8,072	9,310
Term
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	1,365	1,809
Individual Retirement - Payout
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	828	1,114
Legacy - Payout
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	2,689	2,547
Group Pension
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	523	683
Health
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	1,558	2,070
UL
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	1,109	1,087
Whole Life Closed Block and Open Block products
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	5,664	5,911
Other Future Policyholder Benefits
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	908	1,175
Other policyholder funds and dividends payable
Liability for Future Policy Benefit, Activity [Line Items]
Future policy benefits and other policyholders' liabilities	$ 1,959	$ 1,782